Summary of Significant Accounting Policies	12 Months Ended	7 Months Ended
	Dec. 31, 2010	May 21, 2009 BankUnited, FSB and Subsidiaries
Summary of Significant Accounting Policies

Note 1 Summary of Significant Accounting Policies

        BankUnited, Inc. was organized on April 28, 2009 as the holding company for BankUnited ("BankUnited" or the "Bank") a federally-chartered, federally-insured savings association headquartered in Miami Lakes, Florida. On May 21, 2009, BankUnited was granted a savings association charter and the newly formed bank acquired substantially all of the assets and assumed all of the non-brokered deposits and substantially all of the other liabilities of BankUnited, FSB from the Federal Deposit Insurance Corporation ("FDIC"), a transaction referred to as the "Acquisition". Business operations commenced on May 22, 2009. BankUnited, Inc.'s wholly-owned subsidiaries include BankUnited and BankUnited Investment Services, Inc., collectively the "Company". BankUnited provides a full range of banking and related services to individual and corporate customers through 81 branch offices located in 13 Florida counties. At December 31, 2010, BankUnited, Inc. was a wholly-owned subsidiary of BU Financial Holdings LLC ("BUFH"), formed on April 27, 2009 as a limited liability company under the laws of the State of Delaware. As further described in Note 21, "Subsequent Events", BUFH was liquidated in January, 2011 in conjunction with an initial public offering ("IPO") of outstanding common stock of BankUnited, Inc.

        The consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles ("GAAP") and prevailing practices in the banking industry.

        The Company has a single reportable segment, community banking.

Accounting Estimates

        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues, and expenses and disclosures of contingent assets and liabilities. Management has made significant estimates in certain areas including the allowance for loan losses, the amount and timing of expected cash flows from covered assets and the FDIC indemnification asset, the valuation of other real estate owned, the valuation of Profits Interest Units and the warrant issued to the FDIC, the valuation of deferred tax assets, the evaluation of investment securities for other-than-temporary impairment, the evaluation of goodwill for impairment and the fair values of financial instruments. Management has used information provided by third parties to assist in the determination of estimates of the fair values of investment securities, other real estate owned, stock options, Profits Interest Units and the warrant issued to the FDIC.

        Significant estimates were also made in the determination of the fair values of assets acquired and liabilities assumed in the BankUnited FSB acquisition, including loans acquired with evidence of deterioration in credit quality since origination, the FDIC indemnification asset, goodwill and other intangible assets. Actual results could differ from these estimates. The current economic environment has increased the degree of uncertainty inherent in these estimates and assumptions.

Principles of Consolidation

        The consolidated financial statements include the accounts of BankUnited, Inc., and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Fair Value Measurements

        Certain of the Company's assets and liabilities are reflected in the financial statements at fair value on either a recurring or non-recurring basis. Securities available for sale, derivative instruments and certain equity awards are measured at fair value on a recurring basis. Assets measured at fair value on a non-recurring basis may include collateral dependent impaired loans, other real estate owned, loans held for sale, goodwill and other intangible assets. These nonrecurring fair value measurements typically involve acquisition accounting, the application of lower-of-cost-or-market accounting or the measurement of impairment of certain assets.

        Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants at the measurement date. GAAP establishes a hierarchy that prioritizes inputs used to determine fair value measurements into three levels based on the observability and transparency of the inputs:

        Level 1—Unadjusted quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities; estimated fair values of U.S. Treasury securities and certain preferred stock and mutual fund investments are generally based on level 1 inputs.

        Level 2—Observable inputs other than Level 1 inputs, including quoted prices for similar assets and liabilities, quoted prices for identical assets and liabilities in less active markets and other inputs that can be corroborated by observable market data; estimated fair values of U. S. Government agency securities, certain non-mortgage asset backed securities, certain preferred stocks, state and municipal obligations and most derivatives are generally based on level 2 inputs.

        Level 3—Unobservable inputs supported by little or no market activity or data and inputs requiring significant management judgment or estimation; estimated fair values of private label mortgage-backed securities and certain non-mortgage asset backed securities are generally based on level 3 inputs. Valuation techniques utilizing level 3 inputs include option pricing models, discounted cash flow models and similar techniques.

        The fair value hierarchy requires the Company to maximize the use of observable inputs and minimize the use of unobservable inputs in estimating fair value. Unobservable inputs are utilized in determining fair value measurements only to the extent that observable inputs are unavailable. The need to use unobservable inputs generally results from a lack of market liquidity and diminished observability of actual trades or assumptions that would otherwise be available to value a particular asset or liability.

Cash and Cash Equivalents

        Cash and cash equivalents include cash and due from banks, both interest bearing and non-interest bearing, amounts on deposit at the Federal Reserve Bank and federal funds sold. Cash equivalents have original maturities of three months or less.

        The Bank must comply with Federal Reserve Board regulations requiring the maintenance of reserves against its net transaction accounts. As of December 31, 2010, cash reserves maintained by the Bank at the Federal Reserve Bank for this purpose exceeded this requirement. At December 31, 2010, $10.3 million in interest bearing deposits were pledged as collateral for interest rate swaps.

Investment Securities Available for Sale

        Debt securities that the Company may not have the intent or ability to hold to maturity and marketable equity securities are classified as available for sale at the time of acquisition and carried at fair value with unrealized gains and losses, net of tax, excluded from earnings and reported in accumulated other comprehensive income, a separate component of stockholder's equity. Securities classified as available for sale may be used as part of the Company's asset/liability management strategy and may be sold in response to changes in interest rates, prepayment risk or other market factors. Purchase premiums and discounts on debt securities are amortized as adjustments to yield over the expected lives of the securities using the level yield method. Realized gains and losses from sales of securities are recorded on the trade date and are determined using the specific identification method.

        The Company reviews securities available for sale for impairment on a quarterly basis or more frequently if events and circumstances indicate that a potential impairment may have occurred. An investment security is impaired if its fair value is lower than its amortized cost basis. The Company considers many factors in determining whether a decline in fair value below amortized cost represents other-than-temporary impairment ("OTTI"), including, but not limited to, the Company's intent to hold the security until maturity or for a period of time sufficient for a recovery in value, whether it is more likely than not that the Company will be required to sell the security prior to recovery of its amortized cost basis, the length of time and extent to which fair value has been less than amortized cost, adverse changes in expected cash flows, collateral values and levels of subordination or over-collateralization, collateral performance, changes in the economic or regulatory environment, the general market condition of the geographic area or industry of the issuer and other issuer specific factors such as the issuer's financial condition and performance, compliance with statutory capital requirements or debt covenants, business prospects and credit rating. The Company recognizes OTTI of a debt security for which there has been a decline in fair value below amortized cost if (i) management intends to sell the security, (ii) it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or (iii) the Company does not expect to recover the entire amortized cost basis of the security. The amount by which amortized cost exceeds the fair value of a debt security that is considered to be other-than-temporarily impaired is separated into a component representing the credit loss, which is recognized in earnings, and a component related to all other factors, which is recognized in other comprehensive income. The measurement of the credit loss component is equal to the difference between the debt security's amortized cost basis and the present value of its expected future cash flows discounted at the security's effective yield. If the Company intends to sell the security, or if it is more likely than not it will be required to sell the security before recovery, an OTTI write-down is recognized in earnings equal to the entire difference between the amortized cost basis and fair value of the security. The evaluation of OTTI of marketable equity securities focuses on whether evidence supports recovery of the unrealized loss within a timeframe consistent with temporary impairment.

Federal Home Loan Bank Stock

        The Bank, as a member of the Federal Home Loan Bank of Atlanta ("FHLB") system, is required to maintain an investment in the stock of the FHLB. No market exists for this stock, and the Bank's investment can be liquidated only through redemption by the FHLB, at the discretion of and subject to conditions imposed by the FHLB. The stock has no readily determinable market value and is carried at cost. Historically, FHLB stock redemptions have been at par value, which equals the Company's carrying value. The Company monitors its investment in FHLB stock for impairment through review of recent financial results of the FHLB including capital adequacy and liquidity position, dividend payment history, redemption history and information from credit agencies. During the year ended December 31, 2010 and the period ended December 31, 2009, the Company did not identify any indicators of impairment of FHLB stock.

Loans Held for Sale

        Loans originated with the intent to sell in the secondary market are carried at the lower of cost or fair value, determined in the aggregate. These loans are generally sold on a non-recourse basis with servicing released. Gains and losses on the sale of loans recognized in earnings are measured based on the difference between proceeds received and the carrying amount of the loans, inclusive of deferred origination fees and costs, if any.

        As a result of changes in events and circumstances or developments regarding management's view of the foreseeable future, loans not originated or acquired with the intent to sell may subsequently be designated as held for sale. These loans are transferred to the held for sale portfolio at the lower of amortized cost or fair value.

Loans

        The Company's loan portfolio consists of one-to-four single family residential first mortgages, home equity loans and lines of credit, multi-family, commercial real estate, construction, land, commercial and consumer loans. A significant portion of the Company's loan portfolio consists of loans acquired on May 21, 2009 from the FDIC. These loans are covered under BankUnited's loss sharing agreements with the FDIC (the "covered loans"). The Company segregates its loan portfolio between covered and non-covered loans. Non-covered loans are those originated or purchased since the Acquisition. Covered loans are further segregated between those acquired with evidence of deterioration in credit quality since origination (Acquired Credit Impaired or "ACI" loans) and those acquired without evidence of deterioration in credit quality since origination ("non-ACI" loans).

Covered ACI Loans

        ACI loans are those for which, at acquisition, management determined it probable that the Company would be unable to collect all contractual payments due. These loans were recorded at estimated fair value at the time of acquisition, measured as the present value of all cash flows expected to be received, including estimated prepayments, discounted at an appropriately risk-weighted discount rate.

        The difference between total contractually required payments on ACI loans and the cash flows expected to be received is recorded as non-accretable difference. The excess of all cash flows expected to be received over the Company's recorded investment in the loans is recorded as accretable yield and is recognized as interest income on a level-yield basis over the expected life of the loans.

        The Company aggregated ACI one-to-four single family residential mortgage loans and home equity loans and lines of credit with similar risk characteristics into homogenous pools at acquisition, and uses a composite interest rate and composite expectations of future cash flows in accounting for each pool. Loans were aggregated into pools based on delinquency status; product type, in particular, amortizing as opposed to option ARM products; loan-to-value ratio; and borrower FICO score. Loans that do not have similar risk characteristics, primarily commercial and commercial real estate loans, are accounted for on an individual loan basis based on interest rates and expectations of cash flows for each loan.

        The Company is required to develop reasonable expectations about the timing and amount of cash flows to be collected related to ACI loans and to continue to update estimates of cash flows expected to be collected over the lives of the loans. ACI loans are reviewed quarterly to determine whether any significant changes have occurred in expected cash flows. If it is probable that the Company will be unable to collect all the cash flows expected from a loan or pool at acquisition plus additional cash flows expected to be collected arising from changes in estimates after acquisition, the loan or pool is considered impaired and a valuation allowance is established by a charge to the provision for loan losses. If, based on current information, there is a significant increase in cash flows expected to be collected with respect to a loan or pool or if actual cash flows significantly exceed cash flows previously expected, the Company first reduces any valuation allowance previously established by the increase in the present value of cash flows expected to be collected, then recalculates the amount of accretable yield for the loan. The adjustment of accretable yield due to an increase in expected cash flows is accounted for as a change in estimate. The additional cash flows expected to be collected are transferred from non-accretable discount to accretable yield and the amount of periodic accretion is adjusted accordingly over the remaining life of the loan or pool.

        The Company may resolve an ACI loan either through a sale of the loan, by working with the customer and obtaining partial or full pre-payment, by short sale of the collateral, or by foreclosure. In the event of a sale of the loan, the Company recognizes a gain or loss on sale based on the difference between the sales proceeds and the carrying value of the loan. For loans resolved through agreed pre-payments or short sale of the collateral, the Company recognizes the difference between the amount of the payment received and the carrying amount of the loan in the income statement line item "Income from resolution of covered assets, net". For loans resolved through foreclosure, the difference between the fair value of the underlying collateral less cost to sell and the carrying amount of the loan is recognized in the income statement line item "Income from resolution of covered assets, net". The accretable discount related to loans resolved that are not accounted for in pools is recognized in earnings immediately as interest income.

Covered non-ACI Loans

        Loans acquired without evidence of deterioration in credit quality since origination were initially recorded at estimated fair value on the acquisition date and are subsequently carried at the principal amount outstanding, adjusted for unamortized acquisition date fair value adjustments and the allowance for loan losses. Interest income is accrued based on the unpaid principal balance and acquisition date fair value adjustments are amortized using the level-yield method over the expected lives of the related loans. Non-ACI one-to-four single family residential mortgage loans and home equity loans and lines of credit with similar risk characteristics were aggregated into pools for accounting purposes at acquisition. Loans that do not have similar risk characteristics, primarily commercial and commercial real estate loans, are accounted for on an individual loan basis.

Non-covered loans

        Loans originated or purchased by the Company subsequent to the Acquisition, or "non-covered loans", are carried at the principal amount outstanding, net of premiums, discounts, unearned income, deferred loan origination fees and costs, and the allowance for loan losses.

        Interest income on non-covered loans is accrued based on the principal amount outstanding. Non-refundable loan origination fees, net of direct costs of originating or acquiring loans, as well as premiums and discounts, are deferred and recognized as an adjustment to yield over the expected lives of the related loans using the level yield method.

Nonaccrual Loans

        Non-ACI loans and non-covered loans are placed on non-accrual status when (i) management has determined that full repayment of all contractual principal and interest is in doubt, or (ii) the loan is past due 90 days or more as to principal or interest unless the loan is well secured and in the process of collection. When a loan is placed on non-accrual status, uncollected interest accrued is reversed and charged to interest income. Subsequent payments of interest are recognized as income on a cash basis, or if collection of principal is doubtful, they are applied to principal on a cost recovery basis. Residential mortgage loans, home equity loans and lines of credit and consumer loans are returned to accrual status and interest accrued at the date the loan was placed on non-accrual status along with interest foregone during the non-accrual period are recorded as interest income when the loan is no longer delinquent in excess of 90 days. Commercial and commercial real estate loans are returned to accrual status only after all past due principal and interest have been collected. Past due status of loans is determined based on the contractual next payment due date.

        Contractually delinquent ACI loans are not classified as non-accrual as long as discount continues to be accreted on these loans.

Impaired Loans

        An ACI pool or loan is considered to be impaired when it is probable that the Company will be unable to collect all the cash flows expected at acquisition, plus additional cash flows expected to be collected arising from changes in estimates after acquisition. One-to-four single family residential and home equity ACI loans accounted for in pools are evaluated collectively for impairment on a pool by pool basis based on expected pool cash flows. Commercial and commercial real estate ACI loans are individually evaluated for impairment based on expected cash flows from the individual loans. Discount continues to be accreted on ACI loans or pools as long as there are expected future cash flows in excess of the current carrying amount of the loan or pool.

        Non-ACI and non-covered loans are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect the scheduled payments of principal or interest when due, according to the contractual terms of the loan agreements. Commercial and commercial real estate relationships with internal risk ratings of substandard or doubtful or on non-accrual status and with committed balances greater than or equal to $1,000,000 are individually evaluated for impairment. Loans with well defined credit weaknesses including payment defaults, declining collateral values, frequent overdrafts, operating losses, increasing balance sheet leverage, inadequate cash flow, project cost overruns, unreasonable construction delays, past due real estate taxes or exhausted interest reserves are assigned an internal risk rating of substandard. A loan with a weakness so severe that collection in full is highly questionable or improbable will be assigned an internal risk rating of doubtful. The likelihood of loss related to loans assigned internal risk ratings of substandard or doubtful is considered elevated due to their identified credit weaknesses. Factors considered by management in evaluating impairment include payment status, financial condition of the borrower, collateral value, and the probability of collecting expected or scheduled principal and interest payments when due. Generally, non-ACI and non-covered loans identified as impaired have been placed on non-accrual status.

        In certain situations due to economic or legal reasons related to a borrower's financial difficulties, the Company may grant a concession to the borrower for other than an insignificant period of time that it would not otherwise consider. At that time, except for ACI loans accounted for in pools, the related loan is classified as a troubled-debt restructuring ("TDR") and considered impaired. The concessions granted may include rate reductions, principal forgiveness, payment forbearance and other actions intended to minimize economic loss and to avoid foreclosure or repossession of the collateral. Troubled-debt restructured loans are placed on non-accrual status at the time of the modifications unless the borrower has no history of missed payments for six months prior to the restructuring. If borrowers perform pursuant to the modified loan terms for at least six months and the remaining loan balances are considered collectible, the loans are returned to accrual status. Modified ACI loans accounted for in pools are not considered TDRs, are not separated from the pools and are not classified as impaired loans. All of the Company's TDRs are covered loans.

Allowance for Loan Losses

        The allowance for loan losses ("ALL") represents the amount considered adequate by management to absorb probable losses inherent in the loan portfolio at the balance sheet date. The ALL relates to (i) loans originated or purchased since the Acquisition, or non-covered loans, (ii) estimated additional losses arising on non-ACI loans subsequent to the Acquisition and (iii) additional impairment recognized as a result of decreases in expected cash flows on ACI loans due to further credit deterioration since the Acquisition. The ALL consists of both specific and general components. The ALL is established as losses are estimated to have occurred through a provision charged to earnings. Individual loans are charged off against the ALL when management determines them to be uncollectible. Residential real estate loans and secured consumer loans are typically charged off when they become 120 to 180 days past due. Unsecured consumer loans are generally charged off when they become 90 days past due. Home equity loans and lines of credit are fully reserved for when they are 120 days past due and are generally charged off at or before reaching 270 days delinquency. Subsequent recoveries are credited to the ALL.

ACI Loans

        For ACI loans, a specific valuation allowance related to a loan or pool is established when quarterly evaluations of expected cash flows indicate it is probable that the Company will be unable to collect all of the cash flows expected at acquisition plus any additional cash flows expected to be collected arising from changes in estimate after acquisition. Alternatively, an improvement in the expected cash flows related to ACI loans results in a reduction of any previously established specific allowance with a corresponding credit to the provision.

        Expected cash flows are estimated on a pool basis for ACI one-to-four single family residential and home equity loans accounted for in pools. The analysis of expected pool cash flows incorporates updated pool level expected prepayment rates, default rates, delinquency levels and loss severity given default assumptions. Prepayment, delinquency and default curves are derived primarily from roll rates generated from historical performance of the portfolio over the immediately preceding four quarters. Estimates of default probability and loss severity given default also incorporate updated loan-to-value ("LTV") ratios, at the loan level, based on Case-Shiller Home Price Indices for the relevant Metropolitan Statistical Area ("MSA"). Costs and fees represent an additional component of loss on default, and are projected using the "Making Home Affordable" cost factors provided by the Federal government.

        The primary assumptions underlying estimates of expected cash flows for commercial, commercial real estate and other ACI loans are default probability and severity of loss given default. For commercial and commercial real estate relationships with committed balances greater than or equal to $1,000,000, updated cash flow assumptions are based primarily on net realizable value analyses prepared at the individual loan level. These analyses incorporate information about loan performance, collateral values, the financial condition of the borrower and other available information that may impact sources of repayment. Updated assumptions for smaller balance commercial and commercial real estate loans are based on a combination of internal risk ratings, the Company's own historical delinquency data and industry level delinquency data. Cash flow estimates for consumer loans are based primarily on regularly updated historical performance information.

Non-ACI and Non-covered Loans

        Non-ACI one-to-four single family residential mortgages and home equity loans and lines of credit are grouped into homogenous pools based on loan type for purposes of determining the amount of the ALL. Calculated loss frequency and severity percentages are applied to the dollar value of loans in each pool to calculate the ALL. Based on an analysis of historical portfolio performance, OREO and short sale data and other internal and external factors, management has determined that the change in LTV is the leading predictive indicator of loan performance. LTV ratios are updated quarterly at the loan level using Case-Shiller Home Price Indices for the relevant MSA. Home price index data used in updating LTV's is that for the preceding calendar quarter, the most recent data available. The loans in each pool are further disaggregated based on LTV ratios for purposes of calculating loss frequency and severity. Frequency is calculated using a four month roll to loss percentage. Loss severity given default is estimated based on internal data about short sales and OREO sales for the most recent quarter.

        The non-covered residential and home equity portfolio segments have not developed an observable loss trend and delinquencies in these portfolio segments have been nominal to date. Home equity loans in the non-covered portfolio are first liens with maximum LTV ratios of 70%; therefore, the risk characteristics of these loans are considered similar to those of the one-to-four family single family residential loans. Due to several factors, there is a lack of similarity between the risk characteristics of non-covered loans and covered loans in the residential and home equity portfolios. Those factors include elimination of wholesale origination channels, elimination of Alt-A and no document loans, enhancements to real estate appraisal policies, elimination of Option ARM loans and tightening of underwriting policies. Therefore, management does not believe it is appropriate to use the historical performance of the covered loans as a basis for calculating the ALL applicable to the non-covered loans. The ALL for non-covered residential and home equity loans is based on management's internal assessment of the risk of default. That judgment is influenced by a variety of factors with the most significant being loan performance and LTV ratios.

        The ALL calculation provides a 100% reserve for home equity loans and lines of credit and consumer loans that are more than 120 days delinquent.

        The non-covered and non-ACI commercial and commercial real estate loan portfolios have limited delinquency history and have not yet exhibited an observable loss trend. For loans evaluated individually for impairment and determined to be impaired, a specific allowance is established based on the present value of expected cash flows discounted at the loan's effective interest rate, the estimated fair value of the loan, or for collateral dependent loans, the estimated fair value of collateral less costs to sell. Loans not individually determined to be impaired are grouped based on common risk characteristics. The ALL for these portfolio segments is based primarily on the Bank's internal credit risk rating system and the OTS "Thrift Industry Charge-Off Rates by Asset Type, annualized Net Charge-Off Rates—Twelve Quarter Average" for the southeast region (the "OTS Charge-Off Rates").

        The ALL for lease receivables is based on historical loss experience.

        Qualitative adjustments may be made to the ALL when, based on management's judgment and experience, there are internal or external factors impacting loss frequency and severity not taken into account by the quantitative calculations. Those factors may include levels of and trends in delinquencies and impaired loans; levels of and trends in recoveries and charge-offs; trends in volume, type and term of loans; changes in lending policies and procedures; experience, ability and depth of lending management and staff; credit concentrations; national, regional and local economic trends and conditions; housing and banking industry conditions and trends; emerging trends for particular loan types and pools; and strategic initiatives of the Company that may impact loan performance.

FDIC Indemnification Asset

        The FDIC indemnification asset was initially recognized at the time of the Acquisition and represents the present value of estimated future payments to be received from the FDIC under the terms of BankUnited's loss sharing agreements with the FDIC.

        The FDIC indemnification asset was initially recorded at fair value, measured as the present value of the estimated cash payments expected from the FDIC for probable losses on covered assets, past due interest and reimbursement of certain expenses related to the covered assets. Covered assets consist of loans, other real estate owned and certain investment securities acquired from the FDIC. The FDIC indemnification asset is measured separately from the related covered assets. It is not contractually embedded in the covered assets and it is not transferrable with the covered assets should the Company choose to dispose of them. The discount rate used to estimate the initial fair value of the FDIC indemnification asset was determined using a risk-free yield curve adjusted for a premium reflecting the uncertainty related to the collection, amount and timing of the cash flows as well as illiquidity of the asset.

        The discount resulting from recording the FDIC indemnification asset at present value is accreted to non-interest income using the effective interest method over the period during which cash flows from the FDIC are expected to be collected. Increases in expected cash flows from covered assets result in decreases in cash flows expected to be collected from the FDIC. These decreases in expected cash flows from the FDIC are generally recognized prospectively through an adjustment of the rate of accretion on the FDIC indemnification asset, consistent with the approach taken to recognize increases in expected cash flows on the covered assets. Impairment of expected cash flows from covered assets results in an increase in cash flows expected to be collected from the FDIC. These increased expected cash flows from the FDIC are recognized as increases in the FDIC indemnification asset and as non-interest income in the same period that the impairment of the covered assets is recognized in earnings.

        Gains and losses from resolution of ACI loans are included in the income statement line item "Income from resolution of covered assets, net", representing the difference between the projected losses from ACI loans and payment actually received in satisfaction of such loans that were resolved, either by payment in full, foreclosure, short sale or, for the non-residential portfolio, charge-offs as well as losses from permanent modifications of ACI loans accounted for in pools during the period. When the Company recognizes gains or losses related to the resolution of covered assets in earnings, corresponding changes in the estimated amount recoverable from the FDIC under the loss sharing agreements are reflected in the consolidated financial statements as increases or decreases in the FDIC indemnification asset and in the income statement line item "Net gain (loss) on indemnification asset resulting from net recoveries".

        The ultimate realization of the FDIC indemnification asset is dependent upon the performance of the underlying covered assets and payment of claims by the FDIC.

Bank Owned Life Insurance

        Bank owned life insurance is carried at the amount that could be realized under the contract at the balance sheet date, which is typically cash surrender value. Changes in cash surrender value are recorded in non-interest income.

Other Real Estate Owned

        Assets acquired through, or in lieu of, loan foreclosure are held for sale and are initially recorded at the estimated fair value of the collateral less costs to sell at the date of foreclosure, establishing a new cost basis. Subsequent to foreclosure, periodic valuations are performed and the assets are carried at the lower of the carrying amount at the date of foreclosure or estimated fair value less cost to sell. Significant property improvements that enhance the salability of the property are capitalized to the extent that the resulting carrying value does not exceed fair value less cost to sell. Legal fees, maintenance, taxes, insurance and other direct costs of holding and maintaining foreclosed properties are expensed as incurred.

Goodwill and Other Intangible Assets

        Goodwill represents the excess of consideration transferred in business combinations over the fair value of net tangible and identifiable intangible assets acquired. Goodwill is not amortized, but is tested for impairment annually or more frequently if events or circumstances indicate that impairment may have occurred. The Company performs its annual goodwill impairment test in the third fiscal quarter. The Company has a single reporting unit. The impairment test compares the fair value of the reporting unit to its carrying amount. If the fair value of the reporting unit exceeds its carrying amount, no impairment is indicated. If the fair value of the reporting unit is less than its carrying amount, impairment of goodwill is measured as the excess of the carrying amount of goodwill over its implied fair value. Management has used third party valuation specialists to estimate the fair value of the reporting unit using a discounted cash flow valuation technique. For 2010 and 2009, the estimated fair value of the reporting unit at the impairment testing date substantially exceeded its carrying amount; therefore, no impairment of goodwill was indicated.

        Intangible assets with determinable lives include core deposit intangible assets, other customer relationship intangible assets and covenants not to compete and are amortized on a straight-line basis over their estimated useful lives. Intangible assets with determinable lives are evaluated for impairment when events or changes in circumstances indicate the carrying amount of the assets may not be recoverable.

Premises and Equipment

        Premises and equipment are carried at cost less accumulated depreciation and amortization and are included in other assets in the accompanying consolidated balance sheets. Depreciation is calculated using the straight line method over the estimated useful lives of the assets. The lives of improvements to existing buildings are based on the lesser of the estimated remaining lives of the buildings or the estimated useful lives of the improvements. Leasehold improvements are amortized over the shorter of the expected terms of the leases at inception, considering options to extend that are reasonably assured, or their useful lives. The estimated useful life for branch buildings is 30 years, for furniture, fixtures and equipment is 5-7 years, and for computer equipment is 3 years. Repair and maintenance costs are charged to operations as incurred, and improvements are capitalized. External direct costs of materials and services associated with developing or obtaining and implementing internal use computer software are capitalized and amortized over the estimated useful lives of the software, which range from 3 to 5 years.

Income Taxes

        The Company accounts for income taxes using the asset and liability method. Deferred tax assets and liabilities are determined based on differences between the financial reporting and tax bases of assets and liabilities using enacted tax rates in effect for periods in which the differences are expected to reverse. The effect of changes in tax rates on deferred tax assets and liabilities are recognized in income in the period that includes the enactment date. A valuation allowance is established for deferred tax assets when management determines that it is more likely than not that some portion or all of a deferred tax asset will not be realized. In making such determinations, the Company considers all available positive and negative evidence, including future reversals of existing temporary differences, prior and projected future taxable income and tax planning strategies.

        The Company recognizes tax benefits from uncertain tax positions when it is more likely than not that the related tax positions will be sustained upon examination, including resolutions of any related appeals or litigation processes, based on the technical merits of the tax positions. An uncertain tax position is a position taken in a previously filed tax return or a position expected to be taken in a future tax return that is not based on clear and unambiguous tax law. The Company measures tax benefits related to uncertain tax positions based on the largest benefit that has a greater than 50% likelihood of being realized upon settlement. If the initial assessment fails to result in recognition of a tax benefit, the Company subsequently recognizes a tax benefit if (i) there are changes in tax law or case law that raise the likelihood of prevailing on the technical merits of the position to more-likely-than-not, (ii) the statute of limitations expires, or (iii) there is a completion of an examination resulting in a settlement of that tax year or position with the appropriate agency. The Company recognizes interest and penalties related to unrecognized tax positions in the provision for income taxes. Accrued interest and penalties are included in other liabilities.

        The Company, inclusive of its subsidiaries other than BU REIT, Inc., an indirect wholly-owned subsidiary of BankUnited, files a consolidated federal corporate income tax return, as well as combined state corporate income tax returns where applicable. BU REIT, Inc. files a separate federal income tax return.

Stock-Based Compensation

        The Company may periodically grant nonqualified stock options or unvested shares of common stock to key employees. Nonqualified stock options are granted at an exercise price at or above the estimated fair market value of the underlying stock on the date of the grant.

        Compensation cost is measured based on the estimated fair value of the awards at the grant date and is recognized in earnings on a straight-line basis over the requisite service period. The fair value of unvested shares is based on the market price of the Company's common stock at the date of grant. The fair value of stock options is estimated at the date of grant using a Black-Scholes option pricing model. This model requires assumptions as to expected volatility, expected term, dividend yield, and risk free interest rates. Since the Company's common stock has not historically traded on an exchange, expected volatility is measured based on the volatility of the common stock of peer companies. The expected term represents the period of time that options are expected to be outstanding from the grant date and is based on the contractual term of the options and employees' anticipated exercise behavior. The risk free interest rate is based on the U.S. Treasury constant maturity rate corresponding to the expected term of the options at the date of grant. The expected dividend yield is determined based on historical dividend rates and dividends expected to be declared in the foreseeable future.

Profits Interest Units of BUFH

        BUFH has a class of authorized non-voting membership interests identified as Profits Interest Units ("PIUs"). PIUs were issued by BUFH to management members of the Company who own common units of BUFH and entitle the holders to share in distributions from BUFH after investors in BUFH receive certain returns on their investment. PIUs consist of both time-based awards, which vest based on fulfillment of a service condition and IRR-based awards, which vest upon the earlier of (i) common unit holders of BUFH having received a specified return on their original investment or (ii) the completion of an initial public offering of the Company's stock ("IPO") or a change in control liquidity event, as defined. Compensation expense related to PIUs is based on the fair value of the underlying units and is reflected in earnings of the Company. Based on their settlement provisions, the PIUs have been classified as liabilities, and are adjusted to estimated fair value at each financial statement date. Fair value is estimated using a Black-Scholes option pricing model. Compensation expense related to time-based PIUs is recognized over the requisite service period on a straight-line basis. Compensation expense related to IRR-based PIUs is recognized upon vesting, which is contingent on the satisfaction of performance conditions.

        As further described in Note 21, Subsequent Events, and Note 14, Equity Based Compensation and Other Benefit Plans, the Company completed an IPO in January, 2011, resulting in vesting of the IRR-based PIUs, the liquidation of BUFH, and the exchange of outstanding PIUs for a combination of non-qualified stock options and common shares in the Company.

Warrant to the FDIC

        In conjunction with the Acquisition, the Company issued a warrant to the FDIC. Based on its settlement provisions, the warrant was classified as a liability and is recorded at the greater of fair value or guaranteed minimum value, with changes in value reflected in earnings. As further described in Note 21, Subsequent Events, the warrant was settled for cash in February, 2011.

Derivative Financial Instruments and Hedging Activities

        A derivative is a financial instrument that derives its cash flows and therefore, its value, by reference to an underlying instrument, index or referenced interest rate. Derivatives are recognized as assets and liabilities in the consolidated balance sheets and measured at fair value.

Interest rate swap agreements

        Interest rate swaps are contracts in which a series of interest cash flows are exchanged over a prescribed period. Interest rate swaps are used as a risk management tool to hedge the Company's exposure to changes in interest rates. The effective portion of the gain or loss on an interest rate swap designated and qualifying as a cash flow hedging instrument is initially reported as a component of other comprehensive income and subsequently reclassified into earnings in the same period in which the hedged transaction affects earnings. The ineffective portion of the gain or loss on the derivative instrument, if any, is recognized currently in earnings. The gain or loss on an interest rate swap designated and qualifying as a fair value hedging instrument, as well as the offsetting gain or loss on the hedged item attributable to the risk being hedged, is recognized currently in earnings.

        Hedge effectiveness may be assessed using (i) statistical regression analysis, and (ii) comparison of the critical terms of the hedged item and the hedging derivative or (iii) the hypothetical derivative method. Assessments of hedge effectiveness and measurements of hedge ineffectiveness are performed at least quarterly.

        The Company discontinues hedge accounting prospectively when it is determined that the derivative is no longer effective in offsetting changes in the fair value or cash flows of the hedged item, the derivative expires or is sold, terminated, or exercised, or management determines that the designation of the derivative as a hedging instrument is no longer appropriate. When hedge accounting is discontinued because a derivative no longer qualifies as an effective hedge, any subsequent changes in fair value are recognized in earnings.

        Changes in the fair value of interest rate swaps not designated as, or not qualifying as, hedging instruments are recognized currently in earnings.

        Cash flows resulting from derivative financial instruments that are accounted for as hedges of assets and liabilities are classified in the cash flow statement in the same category as the cash flows from the hedged items.

Derivative loan commitments

        Loan commitments that relate to the origination of mortgage loans to be held for sale upon funding are recognized in the consolidated balance sheet at fair value with changes in fair value reflected in earnings. The measurement of fair value incorporates assumptions about the probability that a commitment will ultimately be funded, based on the Company's historical experience.

Forward loan sale commitments

        Mandatory delivery forward loan sale commitments are derivative instruments that are accounted for at fair value with changes in fair value reflected in earnings.

Transfers of Financial Assets

        Transfers of financial assets are accounted for as sales when control over the assets has been surrendered. A gain or loss is recognized in earnings upon completion of the sale based on the difference between the sales proceeds and the carrying value of the assets. Control over the transferred assets is deemed to have been surrendered when: (i) the assets have been legally isolated from the Company, (ii) the transferee obtains the right (free of conditions that constrain it from taking advantage of that right) to pledge or exchange the transferred assets, and (iii) the Company does not maintain effective control over the transferred assets through an agreement to repurchase them before their maturity or the ability to unilaterally cause the holder to return specific assets.

Advertising Costs

        Advertising costs are expensed as incurred.

Earnings per Share

        Basic earnings per common share is calculated by dividing income available to common stockholders by the weighted average number of common shares outstanding during the period. Diluted earnings per common share reflects the effect of potentially dilutive securities or other contracts to issue common shares ("common stock equivalents"), as well as any adjustment to income that would result from the assumed issuance. Common stock equivalents are excluded from the computation of earnings per common share in periods in which the effect is anti-dilutive. Contingently issuable shares, such as shares that the Company may be obligated to issue pursuant to BUFH's PIUs and the FDIC warrant, are included in the calculation of earnings per share when the conditions necessary to issuance of the shares have been satisfied. Those conditions had not been satisfied as of December 31, 2010. There were 981,710 and 384,690 outstanding stock options at December 31, 2010 and 2009, respectively that were not included in the calculation of diluted earnings per common share because to do so would have been anti-dilutive.

Reclassifications

        Certain amounts presented for the prior period have been reclassified to conform to the current period presentation.

Recent Accounting Pronouncements

        In June 2009, the Financial Accounting Standards Board ("FASB") issued guidance modifying the accounting for transfers and servicing of financial assets and removing the concept of a Qualifying Special Purpose Entity. This guidance was effective for transfers of financial assets occurring after December 31, 2009 and was adopted by the Company as of January 1, 2010. The adoption of this guidance did not have a material impact on the Company's consolidated financial position, results of operations, or cash flows.

        In June 2009, the FASB issued guidance impacting the determination of whether an entity is a variable interest entity ("VIE") and identification of the primary beneficiary of a VIE. The objective of this guidance was to improve financial reporting by enterprises involved with VIE's. This guidance was adopted by the Company as of January 1, 2010. The adoption of this guidance did not have a material impact on the Company's consolidated financial position, results of operations, or cash flows.

        In January 2010, the FASB issued new guidance to improve disclosures about fair value measurements. Disclosure requirements were enhanced to require additional information regarding transfers to and from Levels 1 and 2 of the fair value hierarchy and the reasons for the transfers, and a gross presentation of activity within the rollforward of Level 3 fair value measurements. The guidance clarifies existing disclosure requirements as to the level of disaggregation of classes of assets and liabilities. In addition, enhanced disclosure is required concerning inputs and valuation techniques used to determine Level 2 and Level 3 fair value measurements. This guidance is generally effective for interim and annual reporting periods beginning after December 15, 2009; however, requirements to disclose separately purchases, sales, issuances, and settlements in the Level 3 rollforward are effective for interim and annual reporting periods beginning after December 15, 2010. The adoption of this guidance did not have a material impact on the Company's consolidated financial position, results of operations, or cash flows.

        In March 2010, the FASB issued new guidance clarifying that a modification of a loan that is part of a pool of loans acquired with deteriorated credit quality should not result in the removal of the loan from the pool. This guidance was effective for any modifications of loans accounted for within a pool in the first interim or annual reporting period ending after July 15, 2010. The adoption of this guidance did not have a material impact on the Company's consolidated financial position, results of operations, or cash flows.

        In July 2010, the FASB issued new guidance requiring expanded disclosures about the credit quality of financing receivables and the allowance for loan losses. Disclosures must be disaggregated by portfolio segment and class and include, among other things, a rollforward of the allowance for loan losses, credit quality indicators, expanded information about past due and impaired loans and the related allowance, an aging of past due loans, and information about troubled debt restructurings. The required disclosures of information as of the end of a reporting period were effective for the Company in its annual financial statements for the year ending December 31, 2010. Required disclosures about activity that occurs during a reporting period will be effective for the Company in the quarter ending March 31, 2011. In January, 2011, the FASB deferred the effective date of the guidance related to disclosures about troubled debt restructurings. This guidance is anticipated to be effective for interim and annual periods ending after June 15, 2011. The new guidance impacts financial statement disclosures but will not have an effect on the Company's consolidated financial condition, results of operations or cash flows.

        In December 2010, the FASB issued guidance requiring that Step 2 of the goodwill impairment test be performed for reporting units with zero or negative carrying amounts if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. This guidance is effective for interim and annual reporting periods beginning after December 15, 2010. The adoption of this guidance is not expected to have a significant impact on the Company's consolidated financial condition, results of operations or cash flows.

        In 2010, the FASB published the following proposed accounting standards updates that, if adopted in their proposed form, could potentially have a significant impact on the Company's financial position, results of operations or cash flows:

•
Accounting for Financial Instruments and Revisions to the Accounting for Derivative Instruments and Hedging Activities: Under this proposal, most financial instruments would be measured at fair value. Changes in fair value of financial instruments for which the entity's strategy is to hold for collection or payment of contractual cash flows would generally be recognized in other comprehensive income. Changes in fair value of financial instruments for which an entity's strategy is trading, equity securities, and financial instruments that can be contractually prepaid in such a way that the holder would not recover substantially all of its investment would be reflected in earnings. Many financial liabilities of financial institutions would also be measured at fair value. The guidance would require presentation of information about both fair value and amortized cost for many financial instruments. The proposed guidance would also remove the"probable" threshold for recognition of impairments on loans and provide a common approach to providing for credit losses on loans and debt instruments. Highly complex, quantitative hedging requirements would be replaced with more qualitative based assessments that would make it easier to qualify for hedge accounting. An effective date has not been stipulated for the proposed guidance, but the date is anticipated to be no earlier than January 1, 2013.
•
Leases:  Under this proposed guidance, lessors and lessees would apply a right-of-use model in accounting for most leases. A lessee would recognize an asset representing its right to use the underlying asset for the lease term and a liability to make lease payments. A lessor would recognize an asset representing its right to receive lease payments and, depending on its exposure to risks or benefits associated with the underlying asset, would either recognize a lease liability representing a performance obligation or derecognize its rights in the underlying asset and continue to recognize a residual asset representing its right to the leased asset at the end of the lease term. An effective date has not been stipulated for this proposed guidance.

•
Clarifications to Accounting for Troubled Debt Restructurings by Creditors:  This proposal provides additional guidance to assist creditors in determining whether a restructuring of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording impairment and for disclosure of troubled debt restructurings. The proposed guidance is expected to be applicable for interim or annual periods ending after June 15, 2011.

•
Reconsideration of Effective Control for Repurchase Agreements:  The amendments in this proposed update would remove from the assessment of effective control of transferred assets the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms even in the event of default by the transferee. The amendments would eliminate the requirement to demonstrate that the transferor possesses adequate collateral to fund substantially all the cost of purchasing replacement financial assets. Other criteria applicable to the assessment of effective control would not be changed. The update will be effective as of the beginning of the first interim or annual period after issuance. The final update is expected to be issued in the first quarter of 2011.

        The Company has not completed its assessment of the impact of these proposed standards on its consolidated financial position, results of operations or cash flows.

Note 1 Summary of Significant Accounting Policies

        BankUnited, FSB ("BankUnited" or the "Bank") was founded in 1984 and offers a full range of consumer and commercial banking products and services to individual and corporate customers through its branch network in Florida. The consolidated financial statements include the accounts of the Bank and its wholly-owned subsidiaries Bay Holdings, Inc., CRE Properties Inc., T&D Properties of South Florida, Inc. and BU Delaware, Inc. and its wholly- owned subsidiary BU REIT, Inc. BankUnited Financial Corporation ("BKUNA"), the parent company, is a Florida corporation organized in 1993 as the holding company for the Bank.

        At the close of business on May 21, 2009, the Bank was seized by the Office of Thrift Supervision and the Federal Deposit Insurance Corporation ("FDIC") was appointed as Receiver. Immediately thereafter, a de novo institution ("New BankUnited") acquired certain assets and assumed certain liabilities of the former BankUnited. The change in control of the Bank may affect the accounting policies followed by the Bank under its new ownership.

Regulatory Matters

        On September 19, 2008, the Bank reached an agreement with the Office of Thrift Supervision (the "OTS") on regulatory consent orders (the "Orders"). The Orders, among other things, required that BankUnited continue its capital augmentation plan to raise additional capital and to provide an alternative capital strategy to be implemented in the event the capital raising efforts in the capital augmentation plan are unsuccessful (together, the "Capital Plan"). The Capital Plan was approved by the OTS, and on November 1, 2008, the Bank's Board of Directors ("Board") approved and adopted the Capital Plan and began its implementation. Additionally, the Orders required that the Bank's Board prepare and submit to the OTS a comprehensive business plan covering the last three months of calendar year 2008, all of calendar years 2009 and 2010, and the first three quarters of calendar 2011 ("Business Plan"). The Business Plan includes a detailed description of the Bank's plans to improve earnings, preserve and enhance capital and franchise value, and strengthen liquidity.

        The Orders required the Bank to meet and maintain a minimum Tier One Core Capital Ratio of 7% and a minimum total Risk-Based Capital Ratio of 14% on and after December 31, 2008. As of December 31, 2008, due primarily to establishing reserves for loan losses and its inability to raise additional equity, the Bank was not in compliance with the capital ratios as required by the Orders. As a result, the Bank was subject to enforcement action by federal regulators, including placing the Bank into receivership.

        The Orders prohibit the Bank from paying dividends or capital distributions without receiving the prior written approval of the OTS. The Orders also require, among other things, that BankUnited notify the OTS prior to adding directors or senior executive officers; limit certain kinds of severance and indemnification payments; and obtain OTS approval before entering into, renewing, extending, or revising any compensatory or benefits arrangements with any director or officer.

        Additionally, the Orders required the Bank to restrict or prohibit the origination of payment option adjustable rate mortgages ("option ARM loans"), prepare a plan to ensure the Bank maintains and adheres to its allowance for loan losses policies, procedures, time frames and calculation inputs; restricts assets growth; and appoint a regulatory compliance committee.

        Effective April 14, 2009, the Board entered into a Stipulation and Consent to Prompt Corrective Action Directive ("PCA Directive") with the OTS. The PCA Directive addresses the Bank's failure to operate under an accepted capital restoration plan and imposes various corrective measures and operational limitations mandated by statute. As of January 30, 2009, the Bank was critically undercapitalized for purposes of the Prompt Corrective Action provisions of the Federal Deposit Insurance Act. The PCA Directive was issued when the OTS notified the Bank that its previously filed capital restoration plan was unacceptable and directs the Bank to be recapitalized by a merger with or an acquisition by another financial institution or another entity, or through the sale of all or substantially all of the Bank's assets and liabilities to another financial institution or another entity within twenty days pursuant to a written definitive agreement, which the Bank is required to execute within fifteen days of the effective date of the PCA Directive, unless such timeframes are extended in writing by the OTS.

Accounting Estimates and Assumptions

        The accounting and reporting policies of the Bank and the methods of applying those policies that materially affect the accompanying consolidated financial statements conform with accounting principles generally accepted in the United States ("GAAP") and where applicable to general practices in the banking industry or guidelines prescribed by regulatory agencies. The consolidated financial statements of the Bank include the accounts of BankUnited, FSB and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

        In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities, revenues and expenses and valuation and disclosures of contingent assets and liabilities. Management has made significant estimates in certain areas, including the determination of the allowance for loan losses, reserve for recourse liability for loans sold, valuing certain financial instruments and other assets, the valuation of mortgage servicing rights, the determination of other-than-temporary impairment losses on available-for-sale investment securities, determination of the valuation allowance for deferred tax assets and goodwill impairment. Actual results could differ from those estimates. The current economic environment has increased the degree of uncertainty inherent in those estimates and assumptions.

Financial Statement Reclassifications

        Certain prior period amounts have been reclassified to conform to the May 21, 2009 consolidated financial statements presentation.

Fair Value Measurements

        In September 2006, the Financial Accounting Standards Board ("FASB") issued a new accounting standard on fair value measurements. The standard defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements. The standard changed key concepts in fair value measures including the establishment of a fair value hierarchy and the concept of the most advantageous or principal market. This standard did not require any new fair value measurement. The Bank adopted this statement for its financial assets and liabilities effective October 1, 2008. The adoption of this statement did not have a material effect on the Bank's consolidated financial statements.

        The Bank uses fair value measurements to record fair value adjustments to certain assets and liabilities and to determine fair value disclosures. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Securities available for sale and derivative instruments are recorded at fair value on a recurring basis. Additionally, from time to time, the Bank may be required to record other financial assets at fair value on a nonrecurring basis, such as impaired loans. These nonrecurring fair value adjustments typically involve application of lower-of-cost-or-market accounting or impairment write-downs of individual assets.

        In February 2007, the FASB issued a new accounting standard on the fair value option for financial assets and financial liabilities. This standard allows the Bank an irrevocable option for measurement of eligible financial assets or financial liabilities at fair value on an instrument by instrument basis (the fair value option). Subsequent to the initial adoption of the standard, which the Bank adopted effective October 1, 2008, the Bank may elect to account for eligible financial assets and financial liabilities at fair value. Such an election may be made at the time an eligible financial asset, financial liability or firm commitment is recognized or when certain specified reconsideration events occur. The Bank has not elected the fair value option for any eligible financial instrument during the period ended May 21, 2009.

        A fair value measurement assumes that the transaction to sell the asset or transfer the liability occurs in the principal market for the asset or liability or, in the absence of a principal market, the most advantageous market for the asset or liability. The fair value hierarchy distinguishes between assumptions developed based on market data obtained from independent sources (observable inputs) and assumptions made by the Bank about market participant assumptions (unobservable inputs). It is the Bank's policy to maximize the use of observable inputs and minimize the use of unobservable inputs when developing fair value measurements. Because no active market exists for a portion of the Bank's financial assets, fair value estimates are subjective in nature. Additionally, the fair value estimates do not necessarily reflect the price that the Bank might receive if it were to sell at one time its entire holding of a particular financial instrument.

        Fair value is based on quoted prices in an active market when available. In certain cases where a quoted price for an asset or liability is not available, the Bank uses quoted market prices for comparable or similar securities, and when not available, uses internal valuation models to estimate its fair value. These models incorporate inputs such as forward yield curves, loan prepayment assumptions, expected loss assumptions, market volatilities and pricing spreads utilizing market-based inputs where readily available. The Bank's estimates of fair value reflect inputs and assumptions which management believes are comparable to those that would be used by other market participants. As an estimate, the fair value cannot be determined with precision and may not be realized in an actual sale or transfer of the asset or liability in a current market exchange.

Cash and Cash Equivalents

        Cash and cash equivalents include cash, Federal Home Loan Bank ("FHLB") overnight deposits, federal funds sold and securities purchased under agreements to resell with original maturities of three months or less. The collateral held by the Bank for securities purchased under agreements to resell consists of the securities underlying those agreements.

        The Bank must comply with Federal Reserve Board regulations requiring the maintenance of reserves against its net transaction accounts. As of May 21, 2009, cash reserves maintained by the Bank at the Federal Reserve Bank for this purpose exceeded this requirement.

Investment Securities Available for Sale

        Investment securities available for sale are carried at fair value, net of unrealized gains and losses, and net of discount accretion and premium amortization computed using the level yield method. Net unrealized gains and losses are included in other comprehensive income (loss) net of applicable income taxes (benefit). Gains or losses on sales of investment and mortgage-backed securities available for sale are recognized on the specific identification basis.

        The Bank reviews available for sale securities for impairment on a quarterly basis or more frequently if events and circumstances indicate that a potential loss may have occurred. An investment security is impaired if its fair value is lower than its amortized cost basis. The Bank considers many factors in determining whether the decline in fair value below amortized cost is an other-than-temporary impairment ("OTTI"), including, but not limited to, adverse changes in expected cash flows, the length of time and extent to which the fair value has been less than amortized cost, the Bank's intent and ability to hold the security for a period of time sufficient for a recovery in value and issuer-specific factors such as the issuer's financial condition, external credit ratings and general market conditions.

        The Bank uses third party sources to assist in the determination of the fair value of its investment securities, which are subject to validation procedures performed by management. The third-party pricing sources use proprietary models to determine the fair value of the Bank's collateralized mortgage obligations and mortgage pass-through certificates. Management reviews and documents all assumptions used by both internal and third party sources to ensure they are market based and reflective of the structural and collateral characteristics of the respective securities.

Loans Receivable

Loans held in portfolio

        The Bank's loans held in portfolio consists primarily of real estate loans collateralized by first mortgages and also includes commercial real estate, commercial land, consumer and home equity loans and lines of credit. Loans held in portfolio are loans which management has the intent and ability to hold for the foreseeable future, are considered held for investment, and, accordingly, are carried at amortized cost. The length of the foreseeable future is a management judgment which is determined based on the type of loan, asset/liability strategies, including available investment opportunities and funding sources, expected liquidity demands, long-term business strategies and current economic and market conditions. Evaluation of these factors requires a significant degree of judgment. Management's view of the foreseeable future may change based on changes in these conditions.

Mortgage loans held for sale

        BankUnited originates loans that are held for sale in the secondary market to government-sponsored entities and other investors. Loans held for sale are recorded at the lower of cost or fair value, determined in the aggregate, or at fair value when they are designated as the hedged item in a hedging relationship. Origination fees and costs for loans held for sale are capitalized as part of the cost of the loan. Fair value is derived from observable current market prices, when available, and includes loan servicing value. When market data is not available, the Bank estimates fair value based on third party indications of fair value, which may also include adjustments made for specific loan characteristics. Management reviews and documents all assumptions used by both internal and third party sources to ensure they are market based and reflective of the structural and collateral characteristics of the respective assets. Adjustments to reflect unrealized gains and losses resulting from changes in fair value and realized gains and losses upon ultimate sale of the loans are classified as noninterest income in the consolidated statements of operations.

        BankUnited transfers certain residential mortgage loans to the held for sale classification at the lower of cost or fair value. At the time of transfer, any losses are recorded as a component of noninterest income, with subsequent losses also recorded as a component of noninterest income in the consolidated statements of operations. BankUnited may also transfer loans from held for sale to held in portfolio. At the time of transfer, any difference between the carrying amount of the loan and its outstanding principal balance is recorded as a component of noninterest income. Subsequently the discount on the loan is recognized as an adjustment to yield using the interest method. Triggers for transfer of loans to the held for sale category would include loans for which the Bank no longer had the intent or ability to hold the loans for the foreseeable future, or to maturity. Triggers for transfers to held in portfolio would include those loans that are no longer saleable due to credit, performance, or market conditions.

Non-Accrual Loans

        The Bank typically classifies loans as nonaccrual when one of the following events occurs: (i) interest or principal has been in default, unless the loan is well-secured and in the process of collection; (ii) collection of recorded interest or principal is not anticipated; or (iii) income for the loan is recognized on a cash basis due to the deterioration in the financial condition of the debtor. Consumer and residential mortgage loans are typically placed on nonaccrual when payments have been in default more than 150 days. All other loans are typically placed on nonaccrual when the loans become 90 days past due, or the collection of principal or interest is deemed doubtful.

        When a loan is placed on nonaccrual, unpaid interest is reversed against interest income. Interest income on nonaccrual loans, if recognized, is either recorded using the cash basis method of accounting or recognized at the end of the loan term after the principal has been reduced to zero, depending on the type of loan. If and when borrowers demonstrate the ability to repay a loan in accordance with the contractual terms of a loan classified as nonaccrual, the loan may be returned to accrual status. If a nonaccrual loan is returned to accruing status, the accrued interest at the date the loan is placed on nonaccrual status, and foregone interest during the nonaccrual period, are recorded as interest income only after all principal has been collected for commercial real estate and commercial loans. For residential mortgage loans and consumer loans, the accrued interest at the date the loan is placed on nonaccrual status, and forgone interest during the nonaccrual period, are recorded as interest income as of the date the loan no longer meets the applicable criteria.

        Loans whose terms have been modified in troubled debt restructurings are placed on nonaccrual status, until the Bank determines that future collection of principal and interest is reasonably assured. Generally, a nonaccrual loan that is restructured remains on nonaccrual for a period of six months to demonstrate the borrower can meet the restructured terms. Payment performance immediately prior to the restructuring may be considered when making this determination. Where the borrower of a restructured residential mortgage loan has no history of missed payments for at least six months prior to the restructuring, the loans remain on accrual status at the time of the modification.

Impaired Loans

        Loans are considered impaired when, based on current information and events, it is probable that the Bank will be unable to collect the scheduled payments of principal or interest when due, according to the contractual terms of the loan agreement. Factors considered by management in determining impairment include payment status, collateral value, and the probability of collecting scheduled principal and interest payments when due. When a loan is deemed impaired, the amount of specific allowance required is measured by a complete analysis of the most probable source of repayment, including the present value of the loan's expected future cash flows, the fair value of the underlying collateral less costs of disposition, or the loan's estimated fair value. In these measurements, the Bank uses assumptions and methodologies that are relevant to estimating the level of impairment and unrealized losses in the loan portfolio. To the extent that the data supporting such assumptions has limitations, management's judgment and experience play a key role in recording the specific allowance estimates. BankUnited generally applies cash receipts on impaired loans not performing according to contractual terms to reduce the carrying value of the loan, unless the Bank believes it will recover the remaining principal balance of the loan, in which case the Bank may recognize interest income. The Bank includes impairment losses in the allowance for loan losses through a charge to provision for loan losses.

        The Bank accounts for loans as troubled debt restructurings, when due to a deterioration in a borrower's financial position, the Bank grants concessions that would not otherwise be considered. Troubled debt restructured loans are tested for impairment and where the borrower has no history of missed payments for six months prior to the restructuring, the loan remains on accrual status at the time of the modification. Other troubled debt restructured loans are placed in nonaccrual status at the time of the modifications. If borrowers perform pursuant to the modified loan terms for at least six months and the remaining loan balances are considered collectible, the loans are returned to accrual status.

Allowance for Loan Losses

        The Bank's allowance for loan losses is established for both performing loans and non-performing loans. BankUnited's allowance for loan losses is established and maintained at a level management deems prudent and adequate to cover probable losses on loans based upon a periodic evaluation of current information relating to the risks inherent in BankUnited's loan portfolio. In evaluating the allowance for loan losses, management evaluates both quantitative and qualitative elements which may require the exercise of judgment. When evaluating loan loss allowances, management reviews performing and non-performing loans separately.

        Additions to the allowance are made by provisions charged to current operations. The allowance is decreased by charge-offs due to losses and increased by recoveries.

        For commercial loans and commercial loans secured by real estate, losses are recognized at the time they are identified. For the period ended May 21, 2009 and for the fiscal year ended September 30, 2008, losses on one-to-four family residential loans were charged-off at the time they become 270 days past due. The amount of the loss equals the excess of the recorded investment in the loan over estimated the fair value of the collateral, less costs to sell. Previously, the Bank's policy was to recognize charge-offs as the losses on one-to-four family residential loans were identified at the completion of the foreclosure process and repossession of the collateral, which could be an undetermined length of time, generally in excess of 270 days.

        The Bank's policy is to fully reserve the entire balance of home equity lines when they reached 91 days delinquent, and recognize charge-offs as the losses were identified. Subsequent to September 30, 2007, the policy was revised to continue to fully reserve for loans at 91 days past due and require that loans that reach 270 days delinquent be charged-off.

        Recoveries are reported at the time received, except for balances recoverable under mortgage insurance policies. Recoveries under mortgage insurance policies are recorded at the time collection of the claim from the mortgage insurance company is deemed probable. Claims are deemed probable of collection at approximately the time of repossession of the property and the filing of the claim. Recoveries under mortgage insurance policies are reported at the lesser of the amount of the loss for the related loan or the amount recoverable under the mortgage insurance policy, net of a valuation allowance for potential rejections of mortgage insurance claims.

Reserve for Recourse Liability for Loans Sold

        The Bank has established a reserve for recourse liability for loans sold. The reserve is established and maintained at a level management deems prudent and adequate to cover probable losses under representations and warranties on loans securitized or sold. The reserve is based upon periodic evaluation of current information relating to the inherent risks, and takes into account historical experiences and trends, and current and projected market, industry, and economic conditions.

Unearned Discounts, Premiums, and Deferred Costs

        Loan origination fees and certain direct loan origination costs are included in the carrying value of loans, and amortized over the contractual maturities of the loans as an adjustment to interest income. Prepayments of loans result in acceleration of the amortization of these items. Commitment fees and costs relating to commitments are recognized over the commitment period. If the commitment is subsequently exercised during the commitment period, the remaining unamortized commitment fee at the time of exercise is recognized over the life of the loan as an adjustment of yield.

FHLB Stock and Other Earning Assets

        The Bank's investment in the stock of the FHLB Atlanta is carried at cost since these are restricted securities. Periodically and as conditions warrant, the Bank reviews its investment in FHLB stock for impairment and adjusts the carrying value of the investment if it is determined to be impaired.

Office Properties and Equipment, net

        Office properties and equipment are carried at cost less accumulated depreciation. Building and leasehold improvements are carried at amortized cost. The estimated useful life of newly constructed branch office buildings is 30 years. The lives of improvements to existing buildings are based on the lesser of the remaining life of the original building or the useful life of the improvement. Leasehold improvements are amortized over the shorter of the expected term of the lease at inception, considering options to extend that are reasonably assured, or their useful lives, whichever is shorter.

The estimated useful life for furniture, fixtures and equipment is 7 - 10 years, and for computer equipment and software is 3 - 5 years. Depreciation is calculated based on the straight line method using the estimated service lives of the assets. Repair and maintenance costs are charged to operations as incurred, and improvements are capitalized.

Other Real Estate Owned

        Property acquired through foreclosure or deed in lieu of foreclosure is initially recorded at estimated fair value, based on independent appraisal by third parties, less estimated costs to sell the property. Any excess of the loan balance over the fair value less estimated costs to sell the property is charged to the allowance for loan losses at the time of foreclosure. The carrying value is reviewed periodically and, when necessary, any decline in the value of the real estate less estimated cost to sell is charged to operations. Significant property improvements, which enhance the salability of the property, are capitalized to the extent that the carrying values do not exceed their estimated realizable values. Legal fees, maintenance and other direct costs of foreclosed properties are expensed as incurred. The amount the Bank ultimately recovers from foreclosed properties may differ substantially from the net carrying value of these assets because of future market factors that are beyond its control or because of changes in the Bank's strategy for sale of the properties.

Mortgage Servicing Rights and Transfers

Mortgage Servicing Rights

        BankUnited recognizes mortgage servicing rights ("MSR") as an asset when it sells loans and retains the right to service those loans. The value of servicing assets is derived from estimated future revenues from contractually specified servicing fees, late charges, prepayment fees and other ancillary revenues that are expected to be more than adequate compensation to cover the costs associated with performing the service, and is generally expressed as a percent of the unpaid principal balance of the loans being serviced. Estimated future revenues are determined using the estimated future balance of the underlying mortgage loan portfolio, which, absent new purchases, declines over time from prepayments and cash flows. MSR assets are carried at the lower of aggregate cost or market and amortized in proportion to and over the period of estimated net servicing income. BankUnited charges impairment as a direct write-down of its MSR assets. BankUnited does not currently utilize a valuation allowance for recognizing impairment of its MSR assets. BankUnited assesses the MSR assets for impairment on a disaggregated basis by strata based on the fair value of those assets.

        The estimated fair value of mortgage servicing rights is estimated using various assumptions including future cash flows, market discount rates, as well as expected prepayment rates, servicing costs and other factors. Changes in these factors could result in impairment of the servicing asset and a charge against earnings. For purposes of evaluating impairment, the Bank stratifies its mortgage servicing portfolio on the basis of certain risk characteristics, including loan type. Impairment related to mortgage servicing rights is recorded in other non-interest income. Contractually specified servicing fees, late fees and other ancillary income related to the servicing of mortgage loans are recorded in other non-interest income.

Transfers

        When BankUnited sells (transfers) mortgage loans for securitization it may acquire beneficial interests in the securities created as well as the rights to service the loans underlying the securities. Gains or losses on these transactions are recognized only for the portion of securities that are not acquired by BankUnited. Expenses related to the transaction are not deferred but are included in the gain or loss calculation. The book values of securities retained by BankUnited are based on their relative fair values at the date of transfer. BankUnited classifies retained securities as available for sale in its consolidated balance sheets, which are carried at fair value. BankUnited obtains fair values of its retained securities, at both the date of securitization and at each reporting date, from independent third parties.

Goodwill

        Goodwill represents the excess of purchase price over the fair value of net assets acquired. The excess purchase price, which is related to banking acquisitions, is tested for impairment on an annual basis, or more often if events or circumstances indicate that there may be impairment. Adverse changes in the economic environment, declining operations, or other factors could result in a decline in the implied fair value.

        The goodwill impairment test is performed in two phases during the fourth quarter of each fiscal year (performed as of May 21, 2009 for the period then ended). The first phase is used to identify potential impairment by comparing the fair value of the reporting unit with its carrying amount, including goodwill. The fair value of the reporting unit is determined based upon the present value of estimated future cash flows, using a discount rate that approximates the cost of capital in the industry in which the Bank operates. If the fair value is less than the carrying value, then the second phase is required to identify the amount of impairment by comparing the carrying amount of goodwill to its implied fair value. If the implied fair value is less than the carrying amount, a loss would be recognized in other non-interest expense to reduce the carrying amount to the implied fair value.

        Performing an impairment test involves estimating the fair value of a reporting unit, which requires the Bank to make assumptions about future market conditions and its ability to perform as planned. When available, the Bank uses external data in its assumptions.

Bank Owned Life Insurance

        Bank owned life insurance is carried at an amount that could be realized under the insurance contract as of the date of the consolidated balance sheets. The change in contract value is recorded as an adjustment to the premiums paid in determining the expense or income to be recognized under the contract.

Income Taxes

        BankUnited and its subsidiaries, other than BU REIT, Inc., are part of the consolidated federal income tax return of BKUNA. BKUNA, BankUnited and its subsidiaries filed separate income tax returns in various state jurisdictions through fiscal year 2006. Beginning with the taxable year ended September 30, 2007, BKUNA, BankUnited and its subsidiaries filed combined state income tax returns where combined filings are required for companies that are considered to be unitary with related entities. The Bank and its subsidiaries have a Tax Sharing Agreement with BKUNA, whereby the Bank pays to or receives cash from BKUNA as if the Bank filed separate tax returns. Any amount of current tax due to or receivable from BKUNA is included in their intercompany balance. Income taxes are accounted for on a separate return basis.

        The Bank accounts for income taxes using the asset and liability method, recording deferred tax assets and liabilities by applying federal and state statutory tax rates currently in effect to its cumulative temporary differences. Temporary differences are differences between financial statement carrying amounts and the corresponding tax bases of assets and liabilities. Under the asset and liability method, income tax expense or benefit is comprised of the current and deferred tax provisions (benefit) for the year. The current tax provision (benefit) represents amounts that are payable to or receivable from taxing authorities based on current year taxable income or loss. The deferred tax provision (benefit) reflects changes in deferred tax assets and liabilities during the year as a result of current year operations.

        Generally accepted accounting principles require that when determining the need for a valuation allowance against a deferred tax asset, management must assess both positive and negative evidence with regard to the realization of the deferred tax asset. To the extent available sources of taxable income are insufficient to absorb tax losses, a valuation allowance is necessary. Sources of taxable income for this analysis include prior years' carry-backs, the expected reversals of taxable temporary differences between book and tax income, prudent and feasible tax-planning strategies, and future taxable income. A valuation allowance is recognized for a deferred tax asset if, based on the available evidence, it is more likely than not that some portion or all of the deferred tax asset will not be realized. Subsequent changes in the tax laws require adjustment to these assets and liabilities with the cumulative effect included in income from continuing operations for the period in which the change was enacted. In computing the income tax provision, the Bank evaluates the technical merits of its income tax positions based on current legislative, judicial, and regulatory guidance.

        The Bank recognizes a liability for uncertain tax positions. An uncertain tax position is defined as a position in a previously filed tax return or a position expected to be taken in a future tax return that is not based on clear and unambiguous tax law and which is reflected in measuring current or deferred income tax assets and liabilities for interim or annual periods. The Bank must recognize the tax benefit from an uncertain tax position only if it is more-likely-than-not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The Bank measures the tax benefits recognized based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution. The Bank recognizes interest and penalties related to uncertain tax benefits in its provision for income taxes. At May 21, 2009 and September 30, 2008 there were no significant uncertain tax positions.

Earnings (Loss) per Share

        Basic earnings (loss) per share are computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding during each period. Diluted earnings per share are based on the weighted-average number of common shares outstanding during the period, plus the dilutive effect of securities or other contracts to issue common stock ("common share equivalents"). Common share equivalents are excluded from the computation of earnings (loss) per share in periods in which they have an anti-dilutive effect. The Bank does not have securities which qualify as common share equivalents that could potentially dilute earnings per share; therefore the weighted average number of shares used to compute basic and diluted income (loss) per share is the same.

Segment Reporting

        Public companies are required to report certain financial information about significant revenue-producing segments of the business for which such information is available and utilized by the chief operating decision maker. Specific information to be reported for individual operating segments includes a measure of profit and loss, certain revenue and expense items, and total assets. As a community-oriented financial institution, substantially all of BankUnited's operations involve the delivery of loan and deposit products to customers. Management makes operating decisions and assesses performance based on an ongoing review of these banking operations, which constitute BankUnited's only operating segment.

Derivative Instruments Held for Purposes Other than Trading

        BankUnited enters into derivative contracts as a means of reducing its interest rate exposures. No derivatives are held for trading purposes. At inception these contracts are evaluated in order to determine if they qualify for hedge accounting. The hedging instrument must be highly effective in achieving offsetting changes in the hedge instrument and hedged item attributable to the risk being hedged. Any ineffectiveness, which arises during the hedging relationship is recognized in non-interest expense in the period in which it arises. All derivatives are valued at fair value and included in other assets or other liabilities. For cash flow hedges, the unrealized changes in fair value to the extent effective are recognized in other comprehensive income. The fair value of cash flow hedges related to forecasted transactions is recognized in non-interest expense in the period when the forecasted transaction occurs. Any ineffectiveness related to cash flow-hedges is recorded in interest expense.

        Residential mortgage loan commitments related to loans to be sold and forward sales contracts for loans to be sold are accounted for as derivatives at fair value. The commitments and forward sales contracts are recorded as either assets or liabilities in the consolidated balance sheets with the changes in fair value recorded in non-interest expense.

Accounting Policies Recently Adopted and Pending Adoption

        As discussed in Note 1 to the consolidated financial statements, BankUnited was closed by the OTS on May 21, 2009. The impact of accounting policies pending adoption is dependent upon the method of application of those policies by New BankUnited management.

        In April 2009, the FASB issued new guidance regarding the recognition and presentation of other-than-temporary impairments. This guidance amends the other-than-temporary impairment guidance for debt securities to make the guidance more operational and to improve the presentation and disclosure of OTTI on debt and equity securities in the financial statements. This guidance does not amend existing recognition and measurement guidance related to OTTI of equity securities.

        In May 2009, the FASB issued new guidance regarding subsequent events. The new guidance establishes general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued.

        In June 2009, the FASB issued new guidance impacting transfers and servicing of financial assets. The objective of this guidance is to improve the relevance, representational faithfulness, and comparability of the information that a reporting entity provides in its financial reports about a transfer of financial assets; the effects of a transfer on its financial position, financial performance, and cash flows; and a transferor's continuing involvement in transferred financial assets. This guidance is effective for financial asset transfers occurring after December 31, 2009.

        In June 2009, the FASB issued new guidance impacting consolidation of variable interest entities. The objective of this guidance is to improve financial reporting by enterprises involved with variable interest entities and to provide more relevant and reliable information to users of financial statements. This guidance was effective as of January 1, 2010.

        Effective July 1, 2009, the Financial Accounting Standards Board ("FASB") established the Accounting Standards Codification ("ASC" or "Codification") as the source of authoritative GAAP for companies to use in the preparation of financial statements. The guidance contained in the Codification supersedes all existing accounting and reporting standards for public and non-public companies.

        In August 2009, the FASB amended the measurement of liabilities at fair value and related disclosures. The amendment provides additional guidance on how to measure the fair value of a liability. The amendment clarifies that when estimating the fair value of a liability the entity is not required to include a separate adjustment to other inputs relating to the existence of a restriction that prevents the transfer of a liability. The amendment also clarifies that the quoted price in an active market at the measurement date of a liability when traded as an asset represents a Level 1 fair value measurements.

        In September 2009, the FASB issued new guidance that creates a practical expedient to measure the fair value of an alternative investment that does not have a readily determinable fair value. This guidance also requires certain additional disclosures. This guidance was effective for interim and annual periods ending after December 15, 2009.

        In February 2010, the FASB issued new guidance impacting fair value measurements and disclosures. The new guidance requires a gross presentation of purchases and sales of Level 3 activities and adds a new requirement to disclose transfers in and out of Level 1 and Level 2 measurements. The guidance related to the transfers between Level 1 and Level 2 measurements is effective for the Bank on January 1, 2010. The guidance that requires increased disaggregation of the Level 3 activities is effective for the Bank on January 1, 2011.

        In March 2010, the FASB issued new guidance impacting purchased receivables. The new guidance clarifies that a modification to a loan that is part of a pool of loans that was acquired with deteriorated credit quality should not result in the removal of the loan from the pool. This guidance is effective for any modifications of loans accounted for within a pool in the first interim or annual reporting period ending after July 15, 2010.

        In July 2010, the FASB issued new guidance impacting the disclosure of financing receivables and the allowance for credit losses. The new guidance requires additional disclosures that will allow users to understand the nature of credit risk inherent in a company's loan portfolios, how that risk is analyzed and assessed in arriving at the allowance for credit losses, and changes and reasons for those changes in the allowance for credit losses. The new disclosures that relate to information as of the end of the reporting period is effective as of December 31, 2010, whereas the disclosures related to activity that occurred during the reporting periods is effective January 1, 2011.